Related party balances and transactions (Related party commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Fuel purchase and transportation commitments	¥ 1,391,057	¥ 1,254,338
Operating lease commitments	248,006	351,894
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Capital commitments	290,041	439,571
Fuel purchase and transportation commitments	1,111,649	963,306
Operating lease commitments	171,804	286,340
A joint venture of the Company [member]
Disclosure of transactions between related parties [line items]
Fuel purchase and transportation commitments	279,408	291,032
HIPDC [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	¥ 76,202	¥ 65,554